Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit/(loss) before tax	$ 6,899	$ 2,501	$ (265)
Finance income and expense	1,282	1,251	1,257
Share of after tax losses of associates and joint ventures	12	5	64
Depreciation, amortisation and impairment	5,387	5,480	6,530
Increase in trade and other receivables	(1,425)	(1,349)	(961)
(Increase)/decrease in inventories	(669)	3,941	1,577
Increase in trade and other payables and provisions	2,394	1,165	1,405
Gains on disposal of intangible assets	(251)	(104)	(513)
Gains on disposal of investments in associates and joint ventures			(776)
Fair value movements on contingent consideration arising from business combinations	549	82	14
Non-cash and other movements	(386)	(692)	95
Cash generated from operations	13,792	12,280	8,427
Interest paid	(1,081)	(849)	(721)
Tax paid	(2,366)	(1,623)	(1,743)
Net cash inflow from operating activities	10,345	9,808	5,963
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(189)	(48)	(9,263)
Payments upon vesting of employee share awards attributable to business combinations	(84)	(215)	(211)
Payment of contingent consideration from business combinations	(826)	(772)	(643)
Purchase of property, plant and equipment	(1,361)	(1,091)	(1,091)
Disposal of property, plant and equipment	132	282	13
Purchase of intangible assets	(2,417)	(1,480)	(1,109)
Disposal of intangible assets	291	447	587
Movement in profit-participation liability	190		20
Purchase of non-current asset investments	(136)	(45)	(184)
Disposal of non-current asset investments	32	42	9
Movement in short-term investments, fixed deposits and other investing instruments	97	(114)	96
Payments to associates and joint ventures	(80)	(26)	(92)
Disposal of investments in associates and joint ventures			776
Interest received	287	60	34
Net cash outflow from investing activities	(4,064)	(2,960)	(11,058)
Net cash inflow/(outflow) before financing activities	6,281	6,848	(5,095)
Cash flows from financing activities
Proceeds from issue of share capital	33	29	29
Issue of loans and borrowings	3,816		12,929
Repayment of loans and borrowings	(4,942)	(1,271)	(4,759)
Dividends paid	(4,481)	(4,364)	(3,856)
Hedge contracts relating to payment of dividends (cash flow statement)	(19)	(127)	(29)
Repayment of obligations under leases	(268)	(244)	(240)
Movement in short-term borrowings	161	74	(276)
Payments to acquire non-controlling interests			(149)
Payment of Acerta Pharma share purchase liability	(867)	(920)
Net cash (outflow)/inflow from financing activities	(6,567)	(6,823)	3,649
Net (decrease)/increase in Cash and cash equivalents in the period	(286)	25	(1,446)
Cash and cash equivalents at the beginning of the period	5,983	6,038	7,546
Exchange rate effects	(60)	(80)	(62)
Cash and cash equivalents at the end of the period	5,637	5,983	6,038
Cash and cash equivalents	$ 5,840	$ 6,166	$ 6,329